Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to holders of Ordinary Shares is calculated as follows:

	Six Months Ended June 30,
	2024	2023
Net loss attributable to holders of Ordinary Shares	$(33,279)	$(29,851)
Basic weighted-average Ordinary Shares outstanding	90,504,845	89,326,172
Basic net loss per share for the period attributable to holders of Ordinary Shares	$(0.37)	$(0.33)

Effect of dilutive securities:
Dilutive numerator	$(33,279)	$(29,851)
Diluted weighted-average Ordinary Shares outstanding	90,504,845	89,326,172
Diluted net loss per share for the period attributable to holders of Ordinary Shares	$(0.37)	$(0.33)